Revenues (Details) - Schedule of revenues by geographical areas from external customers - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Revenues	$ 2,504,937	$ 2,075,755	$ 987,883
Israel [Member]
Product Information [Line Items]
Revenues	1,311,524	1,600,642	573,121
United Kingdom [Member]
Product Information [Line Items]
Revenues	836,443	274,325	160,073
Switzerland [Member]
Product Information [Line Items]
Revenues		100,580	143,014
USA [Member]
Product Information [Line Items]
Revenues	301,990	44,840	40,000
Rest of the world [Member]
Product Information [Line Items]
Revenues	$ 54,980	$ 55,368	$ 71,675